Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund II
Entity Central Index Key	0000890540
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
C000246700
Shareholder Report [Line Items]
Fund Name	CastleArk Large Growth ETF
Class Name	CastleArk Large Growth ETF
Trading Symbol	CARK
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the CastleArk Large Growth ETF (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.castleark-etfs.com/. You can also request this information by contacting us at 1-866-777-0504.
Additional Information Phone Number	1-866-777-0504
Additional Information Website	https://www.castleark-etfs.com/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CastleArk Large Growth ETF	$27	0.54%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.54%
AssetsNet	$ 310,677,648
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 799,224
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$310,677,648	28	$799,224	18%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Industrials	6.0%
Health Care	6.2%
Financials	8.1%
Consumer Discretionary	8.2%
Communication Services	14.6%
Information Technology	51.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
NVIDIA	16.2%
Alphabet, Cl A	11.4%
Microsoft	6.8%
Apple	6.6%
Lam Research	4.9%
Arista Networks	4.8%
Broadcom	4.4%
Eli Lilly	4.2%
Visa, Cl A	4.0%
Amazon.com	3.9%

Updated Prospectus Phone Number	1-866-777-0504
Updated Prospectus Web Address	https://www.castleark-etfs.com/